COLUMBIA MANAGEMENT GROUP                               Mail Stop: MA5-515-11-05
                                                        One Financial Center
                                                        Boston, MA 02111-2621
                                                        617 345.0919 fax




August 2, 2004

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:       Columbia Funds Trust III (Trust)
          Columbia Contrarian Income Fund
          Columbia Global Equity Fund (Funds)
          File Nos. 811-881 & 2-15184


Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statements of Additional Information dated August 1, 2004 for each Fund do not differ from those contained in Post-Effective Amendment No. 134 (Amendment) to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on July 29, 2004 (Accession Number 0000021832-04-000139).

Each Fund's Prospectuses and Statements of Additional Information dated August 1, 2004, are now being used in connection with the public offering and sale of shares of each Fund.

Each Fund is a separate portfolio of the Trust.


Very truly yours,

Columbia Funds Trust III


/s/ LAURIE J. RUSSELL
Laurie J. Russell
Assistant Secretary